Schedule of Investments – Virtus Newfleet Short Duration Core Plus Bond ETF

April 30, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 33.4%

Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	$150,000	$150,959
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	30,000	30,168
American Heritage Auto Receivables Trust, Class A3, Series 2024-1A, 4.90%, 09/17/29(1)	30,000	30,310
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	123,135
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	100,000	98,381
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	25,000	25,185
Carvana Auto Receivables Trust, Class C, Series 2020-P1, 1.32%, 11/09/26	25,000	24,563
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	206,385
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	70,012	70,460
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	47,159	43,618
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	25,000	25,258
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	30,000	30,258
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,580
Diamond Resorts Owner Trust, Class A, Series 2021-1A, 1.51%, 11/21/33(1)	17,562	17,354
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	206,560
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	25,000	25,390
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	155,000	157,762
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	126,487	130,697
Exeter Automobile Receivables Trust, Class B, Series 2023-2A, 5.61%, 09/15/27	61,772	61,852
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	30,000	29,926
Flagship Credit Auto Trust, Class B, Series 2024-3, 5.35%, 07/16/29(1)	30,000	30,376
Foursight Capital Automobile Receivables Trust, Class A3, Series 2023-1, 5.39%, 12/15/27(1)	127,623	127,744
GLS Auto Receivables Issuer Trust, Class B, Series 2023-1A, 6.19%, 06/15/27(1)	3,368	3,370
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	300,000	308,220
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	30,000	30,945
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	117,499	117,694
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	17,776	18,173
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	79,341	77,187
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	$38,405	$38,778
Huntington Bank Auto Credit-Linked Notes, Class B1, Series 2024-1, 6.15%, 05/20/32(1)	12,878	13,045
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(1)	35,000	34,935
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	30,000	30,214
LBZST, Class A, Series 2025-B, 5.57%, 06/17/30	99,938	100,058
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	22,665	22,881
Marlette Funding Trust, Class B, Series 2024-1A, 6.07%, 07/17/34(1)	25,000	25,285
Mission Lane Credit Card Master Trust, Class A, Series 2023-B, 7.69%, 11/15/28(1)	30,000	30,078
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	6,881	6,879
Nmef Funding, Class A2, Series 2024-A, 5.15%, 12/15/31(1)	46,978	47,183
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(1)	25,000	25,386
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	148,901	150,070
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	171,009	166,704
Oportun Issuance Trust, Class A, Series 2025-A, 5.01%, 02/08/33(1)	20,000	20,009
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	30,000	30,132
Own Equipment Fund I LLC, Class A, Series 2024-2M, 5.70%, 12/20/32(1)	28,195	28,564
Pawneee Equipment Receivables LLC, Class B, Series 2022-1, 5.40%, 07/17/28(1)	40,000	40,127
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	30,000	30,927
Prestige Auto Receivables Trust, Class B, Series 2023-2A, 6.64%, 12/15/27(1)	55,000	55,526
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	30,000	30,357
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	70,256	71,509
Reach ABS Trust, Class B, Series 2023-1A, 7.33%, 02/18/31(1)	18,785	18,905
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	30,000	30,401
Regional Management Issuance Trust, Class A, Series 2024-2, 5.11%, 12/15/33(1)	30,000	30,235
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(1)	18,000	18,382
Sofi Consumer Loan Program Trust, Class A, Series 2025-1, 4.80%, 02/27/34(1)	133,428	133,611
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	29,850	30,439
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	42,188	42,202
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	30,000	30,466
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	34,913	34,269

Schedule of Investments – Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	$30,000	$30,221
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	11,147	11,290
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	30,000	30,338
Total Asset Backed Securities
(Cost $3,616,251)		3,671,916

MORTGAGE BACKED SECURITIES – 28.0%

Agency Mortgage Backed Security - 3.7%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	142,255	146,335
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	169,447	172,163
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	32,347	32,886
Federal National Mortgage Association, 6.00%, 08/01/54	56,436	57,439
Total Agency Mortgage Backed Security		408,823
Commercial Mortgage Backed Securities – 7.2%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.24%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	110,000	103,749
BBCMS Trust, Class A, Series 2018-CBM, 5.62%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	39,000	37,737
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	110,000	111,590
Bx Trust, Class C, Series 2025-ROIC, 5.87%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	25,000	24,246
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	112,009
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	96,802	97,408
JPMorgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(3)	33,949	34,112
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	58,717
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	32,000	29,350
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(3)	176,732	179,779
Total Commercial Mortgage Backed Securities		788,697
Residential Mortgage Backed Securities – 17.1%
Angel Oak Mortgage Trust, Class A1, Series 2022-5, 4.50%, 05/25/67(1)(4)	48,632	48,042
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(4)	213,463	216,540
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	142,711	128,410
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	148,313	139,082
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)(4)	249,071	250,153
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	199,016	195,791
Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56(1)(2)(3)	$37,075	$35,561
New Residential Mortgage Loan Trust, Class A1, Series 2018-3A, 4.50%, 05/25/58(1)(2)(3)	28,275	27,704
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(3)	66,178	63,069
OBX Trust, Class A2, Series 2018-1, 5.09%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	18,434	18,023
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(4)	279,963	283,026
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(3)	183,579	184,639
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	5,806	5,739
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	41,795	35,371
Towd Point Mortgage Trust, Class A1A, Series 2018-6, 3.75%, 03/25/58(1)(2)(3)	49,840	49,320
Verus Securitization Trust, Class A1, Series 2020-1, 3.42%, 01/25/60(1)(4)	37,835	37,124
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63(1)(2)(3)	49,183	47,381
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(4)	107,931	109,243
Total Residential Mortgage Backed Securities		1,874,218
Total Mortgage Backed Securities
(Cost $3,016,347)		3,071,738

CORPORATE BONDS – 24.1%

Communication Services – 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	31,247
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	28,000	27,087
Sprint Capital Corp., 6.88%, 11/15/28	30,000	32,096
Univision Communications, Inc., 6.63%, 06/01/27(1)	35,000	33,901
Total Communication Services		124,331
Consumer Discretionary – 2.3%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	20,000	18,755
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/28(1)	32,000	31,971
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	10,000	10,038
Dr Horton, Inc., 4.85%, 10/15/30	20,000	20,096
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	30,000	30,298
Meritage Homes Corp., 3.88%, 04/15/29(1)	30,000	28,565
Newell Brands, Inc., 6.38%, 09/15/27	31,000	30,316
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	32,000	32,008
Tractor Supply Co., 1.75%, 11/01/30	25,000	21,307
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	30,897
Total Consumer Discretionary		254,251

Schedule of Investments – Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Staples – 1.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	$32,000	$30,816
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (Canada)(1)	25,000	20,701
Mars, Inc., 4.80%, 03/01/30(1)	20,000	20,252
Philip Morris International, Inc., 4.63%, 11/01/29	20,000	20,181
Post Holdings, Inc., 6.38%, 03/01/33(1)	15,000	14,869
Total Consumer Staples		106,819
Energy – 2.3%
Buckeye Partners LP, 6.75%, 02/01/30(1)	10,000	10,185
Civitas Resources, Inc., 8.38%, 07/01/28(1)	30,000	29,511
DT Midstream, Inc., 4.13%, 06/15/29(1)	34,000	31,951
Energy Transfer LP, 4.20%, 04/15/27	20,000	19,855
EQT Corp., 6.38%, 04/01/29(1)	5,000	5,118
Equities Corp., 7.50%, 06/01/27(1)	30,000	30,466
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	10,000	10,218
Hf Sinclair Corp., 5.75%, 01/15/31	15,000	14,894
Nabors Industries, Inc., 7.38%, 05/15/27(1)	35,000	33,031
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	30,000	30,015
Occidental Petroleum Corp., 5.20%, 08/01/29	20,000	19,724
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	20,000	19,731
Total Energy		254,699
Financials – 8.6%
Allstate Corp. (The), Series B, 7.52%, (3-Month SOFR + 3.20%), 08/15/53(2)	15,000	14,860
Ally Financial, Inc., 5.54%, (SOFR + 1.73%), 01/17/31(2)	15,000	14,868
American Express Co., 5.13%, (SOFR + 0.75%), 04/23/27(2)	10,000	10,010
American Express Co., 5.31%, (SOFR + 0.93%), 07/26/28(2)	3,000	3,012
American Express Co., 5.09%, (SOFR + 1.02%), 01/30/31(2)	5,000	5,093
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	35,000	33,844
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(5)	30,000	29,864
Blackstone Private Credit Fund, 2.63%, 12/15/26	4,000	3,839
Blackstone Private Credit Fund, 5.95%, 07/16/29	15,000	15,084
Blue Owl Finance LLC, 3.13%, 06/10/31	20,000	17,481
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%), perpetual(2)(5)	15,000	14,988
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(5)	20,000	17,477
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(5)	30,000	29,252
Citigroup, Inc., 5.81%, (3-Month SOFR + 1.51%), 07/01/26(2)	35,000	35,068
Citigroup, Inc., 5.65%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,267
Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	$19,000	$19,454
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	30,000	30,347
F&G Annuities & Life, Inc., 6.50%, 06/04/29	20,000	20,395
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	24,786
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	10,000	10,180
Goldman Sachs Group, Inc. (The), 5.75%, (3-Month SOFR + 1.43%), 05/15/26(2)	25,000	25,008
Goldman Sachs Group, Inc. (The), Series G, 6.29%, (3-Month SOFR + 2.01%), 10/28/27(2)	25,000	25,413
Hat Holdings I LLC / Hat Holdings II LLC, 8.00%, 06/15/27(1)	20,000	20,567
Huntington Bancshares, Inc./Oh, 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	26,002
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27(2)	25,000	24,308
JPMorgan Chase & Co., 5.55%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,162
KeyCorp, 5.12%, (SOFR + 1.23%), 04/04/31(2)	20,000	19,981
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	27,000	26,330
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(5)	15,000	14,850
Morgan Stanley, 3.59%, 07/22/28(2)(3)	60,000	58,736
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	32,372
Onemain Finance Corp., 6.63%, 01/15/28	35,000	35,276
PNC Financial Services Group, Inc. (The), 5.22%, (SOFR + 1.07%), 01/29/31(2)	25,000	25,572
Prudential Financial, Inc., 5.38%, (3-Month USD LIBOR + 3.03%), 05/15/45(2)	25,000	25,002
Rga Global Funding, 5.45%, 05/24/29(1)	11,000	11,346
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(5)	10,000	10,060
State Street Corp., 5.75%, (SOFR + 1.35%), 11/04/26(2)	15,000	15,080
Synchrony Financial, 3.70%, 08/04/26	20,000	19,589
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	32,398
US Bancorp, 5.05%, (SOFR + 1.06%), 02/12/31(2)	15,000	15,201
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(3)(5)	30,000	29,937
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	25,000	24,588
Total Financials		942,947
Health Care – 1.7%
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	30,000	25,623
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	15,000	15,211
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	35,000	31,252
HCA, Inc., 5.45%, 04/01/31	30,000	30,588
Iqvia, Inc., 6.25%, 02/01/29	20,000	20,801

Schedule of Investments – Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care (continued)
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	$5,000	$5,044
Royalty Pharma PLC, 5.15%, 09/02/29	25,000	25,272
Universal Health Services, Inc., 1.65%, 09/01/26	30,000	28,801
Total Health Care		182,592
Industrials – 2.4%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	25,890	25,917
Aviation Capital Group LLC, 5.38%, 07/15/29(1)	20,000	20,201
Boeing Co. (The), 6.26%, 05/01/27	10,000	10,304
Boeing Co. (The), 6.39%, 05/01/31	10,000	10,679
Builders FirstSource, Inc., 4.25%, 02/01/32(1)	10,000	9,015
CoStar Group, Inc., 2.80%, 07/15/30(1)	35,000	31,038
Hexcel Corp., 4.20%, 02/15/27	32,000	31,547
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	25,000	23,000
Quikrete Holdings, Inc., 6.38%, 03/01/32(1)	5,000	5,032
Regal Rexnord Corp., 6.05%, 02/15/26	15,000	15,100
Regal Rexnord Corp., 6.05%, 04/15/28	15,000	15,384
TransDigm, Inc., 6.75%, 08/15/28(1)	30,000	30,640
United Airlines, Inc., 4.38%, 04/15/26(1)	32,000	31,570
Weir Group PLC (The), 5.35%, 05/06/30 (United Kingdom)(1)	10,000	10,050
Total Industrials		269,477
Information Technology – 1.3%
Applovin Corp., 5.13%, 12/01/29	15,000	15,130
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	25,000	24,125
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	5,000	4,767
Broadcom, Inc., 4.35%, 02/15/30	30,000	29,647
Foundry Jv Holdco LLC, 5.90%, 01/25/30(1)	15,000	15,581
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	23,402
Oracle Corp., 6.25%, 11/09/32	10,000	10,668
Vontier Corp., 2.40%, 04/01/28	24,000	22,382
Total Information Technology		145,702
Materials – 0.8%
Berry Global, Inc., 5.80%, 06/15/31	30,000	31,253
Silgan Holdings, Inc., 1.40%, 04/01/26(1)	35,000	33,761
Sonoco Products Co., 4.60%, 09/01/29	25,000	24,652
Total Materials		89,666
Real Estate – 0.4%
Epr Properties, 4.95%, 04/15/28	20,000	19,775
Vici Properties LP / Vici Note Co., Inc., 4.50%, 01/15/28(1)	20,000	19,698
Total Real Estate		39,473
Transaction & Payment Processing Services – 0.2%
Block, Inc., 6.50%, 05/15/32(1)	20,000	20,431

Utilities – 2.0%
American Electric Power Co., Inc., 5.70%, 08/15/25	25,000	25,056
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	20,000	20,159
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	32,000	31,145
Security Description	Principal	Value

CORPORATE BONDS (continued)

Utilities (continued)
Nextera Energy Capital Holdings, Inc., 6.38%, (US 5 Year CMT T- Note + 2.05%), 08/15/55(2)	$20,000	$20,092
NiSource, Inc., 6.95%, (US 5 Year CMT T- Note + 2.45%), 11/30/54(2)	10,000	10,157
Puget Energy, Inc., 2.38%, 06/15/28	25,000	23,465
Southern California Edison Co., 5.45%, 06/01/31	15,000	15,180
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	40,000	38,789
Vistra Operations Co. LLC, 5.63%, 02/15/27(1)	31,000	31,006
Total Utilities		215,049
Total Corporate Bonds
(Cost $2,604,460)		2,645,437

U.S. GOVERNMENT SECURITIES – 7.8%
U.S. Treasury Note
5.00%, 10/31/25	160,000	160,652
4.63%, 06/30/26	155,000	156,399
4.63%, 11/15/26	100,000	101,357
3.75%, 08/15/27	220,000	220,773
4.00%, 07/31/29	220,000	222,802
Total U.S. Government Securities
(Cost $855,791)		861,983

FOREIGN BONDS – 3.5%

Consumer Staples – 0.4%
Bat Capital Corp., 4.70%, 04/02/27 (United Kingdom)	25,000	25,103
Imperial Brands Finance PLC, 5.50%, 02/01/30 (United Kingdom)(1)	20,000	20,560
Total Consumer Staples		45,663
Energy – 0.9%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(5)	45,000	42,850
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(2)	20,000	20,108
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(1)(2)	20,000	20,003
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29 (Canada)(1)	20,000	19,845
Total Energy		102,806
Financials – 0.6%
Barclays, 7.39%, (US 1 Year CMT T- Note + 3.30%), 11/02/28 (United Kingdom)(2)	20,000	21,224
Deutsche Bank AG/New York NY, 5.00%, (SOFR + 1.70%), 09/11/30 (Germany)(2)	25,000	25,033
Societe Generale SA, 5.63%, (US 1 Year CMT T- Note + 1.75%), 01/19/30 (France)(1)(2)	20,000	20,411

Schedule of Investments – Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials (continued)

Total Financials		$66,668
Health Care – 0.3%
Smith & Nephew PLC, 2.03%, 10/14/30 (United Kingdom)	30,000	26,036

Industrials – 0.3%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	25,000	24,837
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	10,000	10,276
Total Industrials		35,113
Materials – 0.5%
Ineos Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	32,000	31,273
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	15,000	14,456
Rio Tinto Finance USA PLC, 5.00%, 03/14/32 (Australia)	10,000	10,074
Total Materials		55,803
Utilities – 0.5%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26 (Canada)(4)	10,000	10,068
ENEL Finance International NV, 5.13%, 06/26/29 (Italy)(1)	20,000	20,316
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	20,000	20,628
Total Utilities		51,012
Total Foreign Bonds
(Cost $377,525)		383,101
TOTAL INVESTMENTS - 96.8%
(Cost $10,470,374)		10,634,175
Other Assets in Excess of Liabilities – 3.2%		346,799
Net Assets - 100.0%		$10,980,974

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2025, the aggregate value of these securities was $6,942,625, or 63.2% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2025.
(5)	Perpetual security with no stated maturity date.

Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Schedule of Investments – Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$3,671,916	$—	$3,671,916
Mortgage Backed Securities	—	3,071,738	—	3,071,738
Corporate Bonds	—	2,645,437	—	2,645,437
U.S. Government Securities	—	861,983	—	861,983
Foreign Bonds	—	383,101	—	383,101
Total	$—	$10,634,175	$—	$10,634,175